Goodwill and Intangible Assets - Schedule of Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jul. 16, 2019	Dec. 31, 2019	Jul. 15, 2019	Dec. 31, 2020
Goodwill [Line Items]
Beginning ,Goodwill	$ 82,768	$ 82,768		$ 1,233,173
Ending, Goodwill	1,227,262	1,233,173	$ 82,768	1,261,444
HIMSS [Member]
Goodwill [Line Items]
Acquisition			19,145
Definitive Holdco [Member]
Goodwill [Line Items]
Beginning ,Goodwill	82,767	82,767
Acquisition	1,144,494
Ending, Goodwill	$ 1,227,261		$ 82,767
HSE [Member]
Goodwill [Line Items]
Acquisition		$ 5,911
Monocl [Member]
Goodwill [Line Items]
Acquisition				$ 28,271